First Trust Consumer Discretionary AlphaDEX Fund Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	164 Months Ended	212 Months Ended
		Jul. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
StrataQuant® Consumer Discretionary Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			11.27%	8.85%	7.71%		8.46%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			24.51%	14.28%	12.87%		10.12%
S&P 500® Consumer Discretionary Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			30.14%	14.12%	13.62%		12.08%
Russell 1000® Consumer Discretionary Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		30.31%	14.30%	13.45%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			23.81%	13.86%	12.55%	13.21%	9.93%
First Trust Consumer Discretionary AlphaDEX Fund
Prospectus [Line Items]
Average Annual Return, Percent			10.73%	8.22%	7.05%		7.73%
Performance Inception Date		May 08, 2007
First Trust Consumer Discretionary AlphaDEX Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			10.32%	7.87%	6.66%		7.39%
First Trust Consumer Discretionary AlphaDEX Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.35%	6.30%	5.48%		6.34%

[1]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.